Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Receivables, net of allowance for doubtful accounts	$ 1,013	$ 705
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.0001
Preferred stock, shares authorized	150,000	150,000	5,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.0001
Common stock, shares authorized	4,500,000	4,500,000	100,000,000
Common stock, shares, issued	3,333,331	1,000,000
Common stock, shares, outstanding	3,333,166	999,835
Treasury stock, shares	165	165
Successor [Member]
Receivables, net of allowance for doubtful accounts			$ 0
Series A convertible preferred stock, shares designated			600,000
Series A convertible preferred stock, shares issued			600,000
Series A convertible preferred stock, shares outstanding			600,000
Series A convertible preferred stock, liquidation preference, value			$ 60,210
Preferred stock, par value			$ 0.0001
Preferred stock, shares authorized			5,000,000
Common stock, par value			$ 0.0001
Common stock, shares authorized			100,000,000
Common stock, shares, issued			8,471,608
Common stock, shares, outstanding			8,471,608
Predecessor [Member]
Receivables, net of allowance for doubtful accounts	$ 1,013
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	150,000
Preferred stock, shares designated	10,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Preferred stock, liquidation preference, value	$ 0
Common stock, par value	$ 0.001
Common stock, shares authorized	4,500,000
Common stock, shares, issued	3,333,331
Common stock, shares, outstanding	3,333,166
Treasury stock, shares	165
8% Senior Convertible Preferred Stock [Member]
Preferred stock, shares designated	10,000	10,000
Preferred stock, dividend rate, percentage	8.00%	8.00%
Preferred stock, shares issued	0	10,000
Preferred stock, shares outstanding	0	10,000
Preferred stock, liquidation preference, value	$ 0	$ 10,000